Risk Management (Details 4) - Macro Economic [Member] - Average estimates 2020 - 2021 [Member]	Dec. 31, 2019
Official Interest Rate [Member] | Unfavorable Scenario 2 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage of macroeconomic annual growth forecasts	0.25%
Official Interest Rate [Member] | Unfavorable Scenario 1 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage of macroeconomic annual growth forecasts	0.50%
Official Interest Rate [Member] | Base Scenario [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage of macroeconomic annual growth forecasts	1.59%
Official Interest Rate [Member] | Favorable Scenario 1 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage of macroeconomic annual growth forecasts	3.20%
Official Interest Rate [Member] | Favorable Scenario 2 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage of macroeconomic annual growth forecasts	4.42%
Unemployment Rate [Member] | Unfavorable Scenario 2 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage of macroeconomic annual growth forecasts	7.31%
Unemployment Rate [Member] | Unfavorable Scenario 1 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage of macroeconomic annual growth forecasts	6.96%
Unemployment Rate [Member] | Base Scenario [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage of macroeconomic annual growth forecasts	6.50%
Unemployment Rate [Member] | Favorable Scenario 1 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage of macroeconomic annual growth forecasts	6.04%
Unemployment Rate [Member] | Favorable Scenario 2 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage of macroeconomic annual growth forecasts	5.70%
Housing Price Growth [Member] | Unfavorable Scenario 2 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage of macroeconomic annual growth forecasts	(1.70%)
Housing Price Growth [Member] | Unfavorable Scenario 1 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage of macroeconomic annual growth forecasts	1.04%
Housing Price Growth [Member] | Base Scenario [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage of macroeconomic annual growth forecasts	4.67%
Housing Price Growth [Member] | Favorable Scenario 1 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage of macroeconomic annual growth forecasts	8.30%
Housing Price Growth [Member] | Favorable Scenario 2 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage of macroeconomic annual growth forecasts	11.04%
GDP Growth [Member] | Unfavorable Scenario 2 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage of macroeconomic annual growth forecasts	(1.16%)
GDP Growth [Member] | Unfavorable Scenario 1 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage of macroeconomic annual growth forecasts	0.67%
GDP Growth [Member] | Base Scenario [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage of macroeconomic annual growth forecasts	3.12%
GDP Growth [Member] | Favorable Scenario 1 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage of macroeconomic annual growth forecasts	5.56%
GDP Growth [Member] | Favorable Scenario 2 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage of macroeconomic annual growth forecasts	7.40%
Consumer Price Index [Member] | Unfavorable Scenario 2 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage of macroeconomic annual growth forecasts	(0.26%)
Consumer Price Index [Member] | Unfavorable Scenario 1 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage of macroeconomic annual growth forecasts	1.07%
Consumer Price Index [Member] | Base Scenario [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage of macroeconomic annual growth forecasts	2.82%
Consumer Price Index [Member] | Favorable Scenario 1 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage of macroeconomic annual growth forecasts	4.57%
Consumer Price Index [Member] | Favorable Scenario 2 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage of macroeconomic annual growth forecasts	5.90%